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January 31, 2000



Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D.C.  20549
Attention: Filing Room

Re:      Hartford Life and Annuity Insurance Company
         Hartford Life and Annuity Insurance Company Separate Account One The Director Select Variable Annuity, Series II
         File No. 333-69487

Ladies and Gentlemen:

In accordance with Rule 497(j) under the Securities Act of 1933, this is to certify that the Prospectus Supplement contained in Post-Effective Amendment No. 2 to the Registration Statement for the above referenced Registrant does not differ from that which was filed electronically on January 27, 2000. In reliance upon paragraph (j) of Rule 497, the Prospectus Supplement is not included herewith.

If you have any questions regarding this submission, please contact the undersigned at (860) 843-3149.

Sincerely yours,

/s/ Marta A. Czekajewski

Marta A. Czekajewski